LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT

The composition of the long-term debt follows:

	March 31, 2022	December 31, 2021

Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $14,051 and $14,606 as of March 31, 2022 and December 31, 2021, respectively	$470,249	$485,317
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $16,988 and $17,626 as of March 31, 2022 and December 31, 2021, respectively	762,051	785,826
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $10,556 and $11,027 as of March 31, 2022 and December 31, 2021, respectively	859,892	884,720
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $41,206 and $42,660 as of March 31, 2022 and December 31, 2021, respectively	2,164,855	2,226,628
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $46,989 and $48,609 as of March 31, 2022 and December 31, 2021, respectively	3,521,493	3,616,754
	7,778,540	7,999,245
Less: current portion	(918,073)	(913,920)
Long-term debt	$6,860,467	$7,085,325

The composition of the long-term debt follows:

	December 31, 2021	December 31, 2020
Oak Street Funding LLC Term Loan for the acquisition of EBS and USBA, net of deferred financing costs of $14,606 and $16,825 as of December 31, 2021 and 2020, respectively	$485,317	$542,760
Oak Street Funding LLC Senior Secured Amortizing Credit Facility for the acquisition of CCS, net of deferred financing costs of $17,626 and $20,181 as of December 31, 2021 and 2020, respectively	785,826	877,550
Oak Street Funding LLC Term Loan for the acquisition of SWMT, net of deferred financing costs of $11,027 and $13,080 as of December 31, 2021 and 2020, respectively	884,720	979,966
Oak Street Funding LLC Term Loan for the acquisition of FIS, net of deferred financing costs of $42,660 and $47,023 as of December 31, 2021 and 2020, respectively	2,226,628	2,465,410
Oak Street Funding LLC Term Loan for the acquisition of ABC, net of deferred financing costs of $48,609 and $54,203 as of December 31, 2021 and 2020, respectively	3,616,754	3,983,594
	7,999,245	8,849,280
Less: current portion	(913,920)	(963,450)
Long-term debt	$7,085,325	$7,885,830

SCHEDULE OF CUMULATIVE MATURITIES OF LONG-TERM OBLIGATIONS

Fiscal year ending December 31,	Maturities of Long-Term Debt
2022 (remainder of year)	$682,348
2023	957,233
2024	1,010,835
2025	1,069,437
2026	1,130,416
Thereafter	3,058,062
Total	7,908,331
Less debt issuance costs	(129,791)
Total	$7,778,540

Fiscal year ending December 31,	Maturities of Long-Term Debt
2021	$913,919
2022	963,584
2023	1,015,030
2024	1,071,119
2025	1,129,340
Thereafter	3,040,781
Total	8,133,773
Less debt issuance costs	(134,528)
Total	$7,999,245